Consolidated Balance Sheets (Parentheticals) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Net of allowance for doubtful accounts (in Dollars)		$ 571,148	$ 46,722
Preference share, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Preference share, authorized	[1]	100,000	100,000
Preference share, issued	[1]	0	0
Preference share, outstanding	[1]	0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	499,100,000	499,100,000
Ordinary shares, shares issued	[1]	1,771,835	1,400,625
Ordinary shares, shares outstanding	[1]	1,771,835	1,400,625
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized	[1]	800,000	800,000
Ordinary shares, shares issued	[1]	200,000	0
Ordinary shares, shares outstanding	[1]	200,000	0

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.